S000039195 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		9.70%	8.85%	8.64%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.77%	7.66%	7.90%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.36%	5.24%	5.88%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.48%	5.30%	5.60%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		7.74%	7.78%	7.56%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.78%	8.90%	8.68%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.